                  RELIASTAR LIFE INSURANCE COMPANY
                                                             and its
                                            SEPARATE ACCOUNT N

                                            ING Advantage CenturySM
                                        ING Advantage Century PlusSM
                                                    ING AdvantageSM
                                         ING Encore/ING Encore Flex

                           Supplement dated August 20, 2007 to the Contract Prospectus and
                    Statement of Additional Information, each dated April 30, 2007, as amended

The information in this Supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Statement of Additional Information (SAI). Please read it carefully and keep it with your current variable annuity Contract Prospectus and SAI for future reference.

1.  Effective July 30, 2007, the National Association of Securities Dealers, Inc. (NASD) was
     consolidated into the Financial Industry Regulatory Authority (FINRA). Accordingly, all references in the Contract Prospectus and SAI to the National Association of Securities Dealers, Inc. and NASD
     are deleted and replaced with the Financial Industry Regulatory Authority and FINRA, respectively.

2.  Effective August 20, 2007, ING Davis Venture Value Portfolio will change its name to ING Davis
     New York Venture Portfolio. Accordingly, effective August 20, 2007, all references to ING Davis
     Venture Value Portfolio in the Contract Prospectus and SAI are deleted and replaced with ING Davis
     New York Venture Portfolio.

3.  Effective October 1, 2007, the principal office of ING Financial Advisers, LLC, the principal underwriter and distributor of your variable annuity contract, is changed to the following:

                                                                           One Orange Way
                                                                   Windsor, CT 06095-4774

     Accordingly, effective October 1, 2007, all references to this office in your Contract Prospectus and
     SAI are changed to the above address.

X.20789636-07B	August 2007